LEASES	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
LEASES
NOTE 7 -	LEASES

During 2021, the Company started to provide to the Company’s customers leasing services of APU engines. The results are reported as part of the Company's activity in MRO services for aviation components. The revenues from the lease services amounted to $5.5, $4.8 and $2.7 million for the years ended December 31, 2023,2022 and 2021 respectively.

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2029, certain leases contain renewal options as defined in the agreements.

TAT had a lease agreement its factory in Gedera from TAT Industries until the end of 2024. In December 2021 the TAT and the landlord agreed on the settlement conditions which signed on January 10, 2022. Pursuant to such agreement, it was agreed that TAT will vacate the facility in Gedera on March 31, 2022. Due to the execution of such agreement, the Company wrote off operating ROU assets of $1.8 million and lease liability of $3.3 million as of December 31, 2021. Net income resulting from the write-off of such lease assets and liability was recognized as operating restructuring expenses.

During 2023 TAT sign a lease agreement for a facility in Charlotte, USA, which will expire on April 30, 2029. Due to the new agreement, the Company recognized an operating ROU assets and related operating lease liability of approximately 1$ million

The lease cost was as follows:

	Year ended December 31, 2023	Year ended December 31, 2022

Operating lease expenses	1,173	1,316

Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2023	Year ended December 31, 2022

Operating cash flows from operating leases	1,640	1,316

Right-of-use assets obtained in exchange for lease obligations (non-cash)	1,345	318

Supplemental balance sheet information related to operating leases is as follows:

	December 31, 2023	December 31, 2022

Operating Leases
Operating lease right-of-use assets	2,746	2,477

Current operating lease liabilities	1,033	904
Non-current operating lease liabilities	1,697	1,535
Total operating lease liabilities	2,730	2,439

Weighted Average Remaining Lease Term
Operating leases - Israel	5 years	2 years
Operating leases – United States	3 years	4 years

Weighted Average discount rate
Operating leases - Israel	5%	4.5%
Operating leases – United States	4.84%	4.84%

As of December 31, 2023, the maturities of lease liabilities were as follows:

Year	Amount
2024	1,056
2025	810
2026	385
2027	281
2028 and after	472
Total lease payments	3,004
Less imputed interest	(274)
Total	$2,730